REVENUES FROM EXTERNAL CUSTOMERS - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total	$ 6,984	$ 1,661	$ 7,791
Individual Variable Annuity Products
Disaggregation of Revenue [Line Items]
Total	2,002	2,562	2,728
Individual Variable Annuity Products | Premiums
Disaggregation of Revenue [Line Items]
Total	123	126	165
Individual Variable Annuity Products | Fees
Disaggregation of Revenue [Line Items]
Total	1,792	2,364	2,555
Amortization/capitalization of unearned revenue liability	(38)	(13)	(14)
Individual Variable Annuity Products | Others
Disaggregation of Revenue [Line Items]
Total	87	72	8
Employer- Sponsored
Disaggregation of Revenue [Line Items]
Total	531	616	504
Employer- Sponsored | Premiums
Disaggregation of Revenue [Line Items]
Total	0	0	0
Employer- Sponsored | Fees
Disaggregation of Revenue [Line Items]
Total	506	611	500
Employer- Sponsored | Others
Disaggregation of Revenue [Line Items]
Total	25	5	4
Life Insurance Products
Disaggregation of Revenue [Line Items]
Total	1,930	1,990	2,031
Life Insurance Products | Premiums
Disaggregation of Revenue [Line Items]
Total	545	566	587
Life Insurance Products | Fees
Disaggregation of Revenue [Line Items]
Total	1,375	1,417	1,421
Life Insurance Products | Others
Disaggregation of Revenue [Line Items]
Total	10	7	23
Employee Benefit Products
Disaggregation of Revenue [Line Items]
Total	54	40	51
Employee Benefit Products | Premiums
Disaggregation of Revenue [Line Items]
Total	46	40	36
Employee Benefit Products | Fees
Disaggregation of Revenue [Line Items]
Total	0	0	0
Employee Benefit Products | Others
Disaggregation of Revenue [Line Items]
Total	8	0	15
Other
Disaggregation of Revenue [Line Items]
Total	24	44	38
Other | Premiums
Disaggregation of Revenue [Line Items]
Total	11	18	18
Other | Fees
Disaggregation of Revenue [Line Items]
Total	12	16	13
Other | Others
Disaggregation of Revenue [Line Items]
Total	$ 1	$ 10	$ 7